Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes

12. Income taxes

A reconciliation of the beginning and ending liability for unrecognized tax benefits that do not meet the more-likely-than-not threshold were as follows:

	Year ended December 31,
	2011	2010
Balance beginning	$8,138	$30,693
Additions for tax positions related to current year	2,052	1,515
Additions for tax positions related to prior years	786	69
Reductions for tax positions related to prior years	(2,033)	(24,139)

Balance ending	$8,943	$8,138

As of December 31, 2011, unrecognized tax benefits totaling $8,943 would affect the Company’s effective tax rate, if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in its income tax expense. At December 31, 2011 and 2010, the Company had approximately $3,420 and $3,177, respectively, accrued for interest and penalties related to unrecognized tax benefits, net of federal tax benefits.

The Company and its subsidiaries file U.S. federal income tax returns and various state returns. The Company is no longer subject to U.S. federal, state and local examinations by tax authorities for years before 2006.

Income tax expense consisted of the following:

	Year ended December 31,
	2011	2010	2009
Current:
Federal	$217,885	$153,502	$193,181
State	44,403	31,338	34,415
Deferred:
Federal	46,779	67,901	44,376
State	6,659	7,498	6,493

	$315,726	$260,239	$278,465

The allocation of income tax expense was as follows:

	Year ended December 31,
	2011	2010	2009
Continuing operations	$315,744	$260,052	$278,213
Discontinued operations	675	187	252
Loss on discontinued operations	(693)	—	—

	$315,726	$260,239	$278,465

Deferred tax assets and liabilities arising from temporary differences were as follows:

	December 31,
	2011	2010
Receivables	$125,159	$110,332
Alliance and product supply agreement	7,775	9,849
Accrued liabilities	163,770	127,073
Net operating loss carryforwards	118,745	11,272
Other	64,120	49,096

Deferred tax assets	479,569	307,622
Valuation allowance	(15,642)	(10,998)

Net deferred tax assets	463,927	296,624

Intangible assets	(439,203)	(377,456)
Property and equipment	(164,404)	(110,472)
Other	(3,036)	(4,072)

Deferred tax liabilities	(606,643)	(492,000)

Net deferred tax liabilities	$(142,716)	$(195,376)

At December 31, 2011, the Company had federal net operating loss carryforwards of approximately $288,604 that expire through 2031, and state net operating loss carryforwards of $390,774 that expire through 2031. The increase in federal and state net operating loss carryforwards is a result of the acquisition of DSI Renal, Inc. The utilization of a portion of these losses may be limited in future years based on the profitability of certain entities. The valuation allowance increase of $4,644 is primarily due to changes in the estimated tax benefit and utilization of federal and state operating losses.

The reconciliation between the Company’s effective tax rate from continuing operations and the U.S. federal income tax rate is as follows:

	Year ended December 31,
	2011	2010	2009
Federal income tax rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	4.1	3.9	3.7
Changes in deferred tax valuation allowances	(0.3)	(0.1)	0.2
Other	0.8	0.2	0.8
Impact of noncontrolling interests primarily attributable to non-tax paying entities	(4.2)	(4.0)	(3.0)

Effective tax rate	35.4%	35.0%	36.7%